UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2012

Date of reporting period:	12/31/2011

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2011

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—99.1%
EQUITIES—98.5%

CHINA (INCLUDING HONG KONG)—38.2%
451,400	AIA Group Ltd.	$1,409,426
	(Diversified Financials)
926,500	Baoxin Auto Group Ltd.*	899,468
	(Consumer Discretionary)
1,543,000	Belle International Holdings Ltd.	2,690,009
	(Consumer Discretionary)
1,200,500	BOC Hong Kong Holdings Ltd.	2,844,128
	(Banking)
146,000	Cheung Kong Holdings Ltd.	1,736,976
	(Real Estate-Developers)
2,443,000	China High Precision Automation Group Ltd.	844,572
	(Information Technology)
112,000	China Mobile Ltd.	1,094,533
	(Diversified Telecommunications)
937,500	China Railway Construction Corp. Ltd. (Class “H” Shares)	516,635
	(Industrials)
924,000	China Resources Cement Holdings Ltd.	688,842
	(Materials)
303,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,314,745
	(Energy)
1,992,000	China Southern Airlines Co. Ltd. (Class “H” Shares)*	1,007,978
	(Industrials)
978,000	China Unicom Hong Kong Ltd.	2,057,596
	(Diversified Telecommunications)
1,095,500	China ZhengTong Auto Services Holdings Ltd.*	1,074,822
	(Consumer Discretionary)
282,800	Chow Tai Fook Jewellery Group Ltd.*	506,860
	(Consumer Discretionary)
862,000	CNOOC Ltd.	1,507,218
	(Energy)
1,438,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	2,466,222
	(Consumer Discretionary)
4,102,000	GCL-Poly Energy Holdings Ltd.	1,146,105
	(Information Technology)
8,418,000	Industrial & Commercial Bank of China (Class “H” Shares)	4,996,650
	(Banking)
587,750	L’Occitane International SA (Hong Kong Exchange)	1,180,555
	(Consumer Discretionary)
423,000	Luk Fook Holdings (International) Ltd.	1,475,974
	(Consumer Discretionary)
1,066,000	PetroChina Co. Ltd. (Class “H” Shares)	1,327,250
	(Energy)
135,000	Sun Hung Kai Properties Ltd.	1,692,150
	(Real Estate-Developers)
79,600	Tencent Holdings Ltd.	1,599,871
	(Information Technology)
438,000	Wharf Holdings Ltd.	1,979,476
	(Real Estate-Developers)
629,500	Zhaojin Mining Industry Co. Ltd. (Class “H” Shares)	1,000,184
	(Materials)
1,799,080	Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class “H” Shares)	1,936,537
	(Industrials)

		40,994,782

INDIA—7.2%
35,037	Bajaj Auto Ltd.	1,049,955
	(Consumer Discretionary)
328,223	Bharti Airtel Ltd.	2,123,051
	(Diversified Telecommunications)
61,042	ICICI Bank Ltd.	786,977
	(Banking)
48,978	Larsen & Toubro Ltd.	917,352
	(Industrials)
100,828	Reliance Industries Ltd.	1,315,672
	(Energy)
68,143	Tata Consultancy Services Ltd.	1,489,317
	(Information Technology)

		7,682,324

INDONESIA—5.8%
152,000	PT Astra International Tbk	1,240,474
	(Consumer Discretionary)
2,474,500	PT Bank Rakyat Indonesia Persero Tbk	1,842,060
	(Banking)
257,500	PT Indo Tambangraya Megah Tbk	1,097,587
	(Energy)
1,117,000	PT Indocement Tunggal Prakarsa Tbk	2,100,342
	(Materials)

		6,280,463

MALAYSIA—1.2%
537,100	CIMB Group Holdings Bhd	1,260,575
	(Banking)

PHILIPPINES—1.4%
3,644,000	Puregold Price Club, Inc.*	1,485,685
	(Consumer Staples)

SINGAPORE—4.8%
216,000	DBS Group Holdings Ltd.	1,918,446
	(Banking)
694,000	Genting Singapore PLC*	807,941
	(Consumer Discretionary)
341,210	Keppel Corp. Ltd.	2,446,515
	(Industrials)

		5,172,902

SOUTH KOREA—23.0%
37,160	Hana Financial Group, Inc.	1,146,734
	(Banking)
5,623	Hyundai Heavy Industries Co. Ltd.	1,254,437
	(Industrials)
11,216	Hyundai Mobis	2,842,944
	(Consumer Discretionary)
13,434	Hyundai Motor Co.	2,483,891
	(Consumer Discretionary)
59,576	KB Financial Group, Inc.	1,877,265
	(Banking)
24,814	KT&G Corp.	1,753,350
	(Consumer Staples)
5,655	LG Chem Ltd.	1,558,561
	(Materials)
7,918	NHN Corp.*	1,450,259
	(Information Technology)
6,899	Samsung Electronics Co. Ltd.	6,336,061
	(Information Technology)
10,276	Samsung Engineering Co. Ltd.	1,797,408
	(Industrials)
30,420	Shinhan Financial Group Co. Ltd.	1,049,648
	(Banking)
8,844	SK Innovation Co. Ltd.	1,090,146
	(Energy)

		24,640,704

SRI LANKA—1.1%
711,745	Sampath Bank PLC	1,218,527
	(Banking)

TAIWAN—12.5%
183,000	Asustek Computer, Inc.	1,302,437
	(Information Technology)
250,000	Catcher Technology Co. Ltd.	1,160,045
	(Information Technology)
1,152,000	Far Eastern Department Stores Co. Ltd.(a)	1,358,248
	(Consumer Discretionary)
611,000	Hon Hai Precision Industry Co. Ltd.	1,672,839
	(Information Technology)
74,000	Largan Precision Co. Ltd.	1,383,269
	(Information Technology)
178,000	Mediatek, Inc.	1,631,329
	(Information Technology)
1,772,760	Mega Financial Holding Co. Ltd.	1,182,660
	(Banking)
390,000	Radiant Opto-Electronics Corp.	1,114,138
	(Information Technology)
471,000	Taiwan Cement Corp.	544,437
	(Materials)
812,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,032,749
	(Information Technology)

		13,382,151

THAILAND—3.3%
950,135	PTT Global Chemical PCL*	1,837,028
	(Materials)
173,800	PTT PCL	1,751,772
	(Energy)

		3,588,800

	Total equities (cost $98,622,007)	105,706,913

EXCHANGE TRADED FUND—0.6%
VIETNAM
44,250	Market Vectors Vietnam ETF (New York Stock Exchange) (cost $1,066,606)	643,837

	Total long-term investments (cost $99,688,613)	106,350,750

SHORT-TERM INVESTMENT—0.9%
MONEY MARKET MUTUAL FUND
UNITED STATES
1,002,019	JPMorgan Prime Money Market Fund/Premier (cost $1,002,019)	1,002,019

	Total Investments—100.0% (cost $100,690,632)(b)	107,352,769
	Liabilities in excess of other assets	(39,317)

	Net Assets—100.0%	$107,313,452

The following annotation is used in the Portfolio of Investments:

ETF—Exchange Traded Fund

*	Non-income producing security.
(a)	An independent director of the Fund is Chairman of the Company.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$101,396,574	$16,066,034	$(10,109,839)	$5,956,195

The difference between book basis and tax basis of investments is attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$40,150,210	$—	$844,572
India	7,682,324	—	—
Indonesia	6,280,463	—	—
Malaysia	1,260,575	—	—
Philippines	1,485,685	—	—
Singapore	5,172,902	—	—
South Korea	24,640,704	—	—
Sri Lanka	1,218,527	—	—
Taiwan	13,382,151	—	—
Thailand	3,588,800	—	—
Exchange Traded Fund
Vietnam	643,837	—	—
Money Market Mutual Fund	1,002,019	—	—

Total	$106,508,197	$—	$844,572

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Equity
Balance as of 03/31/11	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(923,636)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	1,768,208
Transfers out of Level 3	—

Balance as of 12/31/11	$844,572

*	Of which, ($857,977) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period (3/31/11). At the reporting period end, there was one equity security transferred from Level 1 into Level 3 as a result of using Board approved fair valuation procedures.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 was as follows:

Information Technology	21.6%
Banking	18.8
Consumer Discretionary	18.7
Industrials	9.2
Energy	8.8
Materials	7.2
Real Estate-Developers	5.0
Diversified Telecommunications	4.9
Consumer Staples	3.0
Diversified Financials	1.3
Money Market Mutual Fund	0.9
Exchange Traded Fund	0.6

100.0
Liabilities in excess of other assets	(0.0)*

Total	100.0%

*	Less than 0.05%.

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date February 27, 2012

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 27, 2012

*	Print the name and title of each signing officer under his or her signature.